Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 12,371,365	$ 251,894
Less: allowance for credit losses
Accounts receivable, net	$ 12,371,365	$ 251,894